Income Taxes (Details) - Schedule of significant components of deferred taxes ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 39,451	$ 5,720	¥ 40,986
Accrued expenses	2,217	321	1,460
Provision for doubtful accounts	1,068	155	1,012
Valuation allowance	(42,736)	(6,196)	(43,458)
Total deferred tax assets.
Deferred tax liabilities:
Long-lived assets arising from acquisitions			(2,158)
Total deferred tax liabilities.			¥ (2,158)